Cover	Dec. 15, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2021
Entity File Number	001-38824
Entity Registrant Name	CANOO INC.
Entity Central Index Key	0001750153
Entity Tax Identification Number	82-1476189
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	19951 Mariner Avenue
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90503
City Area Code	(424)
Local Phone Number	271-2144
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, $0.0001 par value
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	GOEV
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50 per share
Trading Symbol	GOEVW
Security Exchange Name	NASDAQ